Quarterly Holdings Report
for
Fidelity® Mid Cap Growth Index Fund
September 30, 2022
MCG-NPRT1-1122
1.9896344.103
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.7%
Entertainment - 2.5%
Electronic Arts, Inc.	2,660	307,789
Live Nation Entertainment, Inc. (a)	11,953	908,906
Madison Square Garden Sports Corp. (a)	1,473	201,300
Playtika Holding Corp. (a)(b)	14,623	137,310
Roblox Corp. (a)(b)	68,310	2,448,230
Roku, Inc. Class A (a)(b)	5,246	295,874
Spotify Technology SA (a)	21,723	1,874,695
Take-Two Interactive Software, Inc. (a)	20,986	2,287,474
Warner Bros Discovery, Inc. (a)	268,741	3,090,522
World Wrestling Entertainment, Inc. Class A (b)	6,692	469,578
		12,021,678
Interactive Media & Services - 1.8%
Match Group, Inc. (a)	41,427	1,978,139
Pinterest, Inc. Class A (a)	19,108	445,216
TripAdvisor, Inc. (a)	1,280	28,262
Twitter, Inc. (a)	107,208	4,699,999
Zoominfo Technologies, Inc. (a)	42,645	1,776,591
		8,928,207
Media - 0.4%
Cable One, Inc.	557	475,149
Liberty Broadband Corp.:
Class A (a)	1,318	98,323
Class C (a)	8,915	657,927
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	3,468	202,878
Liberty Media Class A (a)	375	19,695
Liberty SiriusXM Series A (a)	3,244	123,499
Liberty SiriusXM Series C (a)	6,643	250,508
Nexstar Broadcasting Group, Inc. Class A	525	87,596
		1,915,575
TOTAL COMMUNICATION SERVICES		22,865,460
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.2%
Aptiv PLC (a)	10,534	823,864
Automobiles - 0.2%
Lucid Group, Inc. Class A (a)(b)	77,456	1,082,060
Distributors - 0.5%
Genuine Parts Co.	1,741	259,966
Pool Corp.	5,986	1,904,805
		2,164,771
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	2,510	144,702
H&R Block, Inc.	20,434	869,262
Mister Car Wash, Inc. (a)(b)	8,826	75,727
		1,089,691
Hotels, Restaurants & Leisure - 4.7%
Caesars Entertainment, Inc. (a)	21,842	704,623
Chipotle Mexican Grill, Inc. (a)	4,318	6,488,918
Choice Hotels International, Inc.	5,228	572,571
Churchill Downs, Inc.	5,626	1,036,028
Darden Restaurants, Inc.	13,866	1,751,553
Domino's Pizza, Inc.	4,074	1,263,755
Draftkings Holdings, Inc. (a)(b)	50,272	761,118
Expedia, Inc. (a)	23,464	2,198,342
Hilton Worldwide Holdings, Inc.	30,313	3,656,354
Las Vegas Sands Corp. (a)	19,148	718,433
Norwegian Cruise Line Holdings Ltd. (a)	4,790	54,414
Planet Fitness, Inc. (a)	9,662	557,111
Six Flags Entertainment Corp. (a)(b)	5,752	101,810
Travel+Leisure Co.	9,152	312,266
Vail Resorts, Inc.	5,904	1,273,139
Wendy's Co.	26,499	495,266
Wyndham Hotels & Resorts, Inc.	9,569	587,058
Wynn Resorts Ltd. (a)	2,032	128,077
Yum! Brands, Inc.	5,115	543,929
		23,204,765
Household Durables - 1.0%
D.R. Horton, Inc.	25,928	1,746,251
NVR, Inc. (a)	337	1,343,646
PulteGroup, Inc.	13,992	524,700
Toll Brothers, Inc.	8,636	362,712
TopBuild Corp. (a)	4,232	697,349
		4,674,658
Internet & Direct Marketing Retail - 1.0%
Doordash, Inc. (a)	34,321	1,697,173
eBay, Inc.	11,114	409,106
Etsy, Inc. (a)	19,622	1,964,751
Lyft, Inc. (a)	38,566	507,914
Wayfair LLC Class A (a)(b)	7,663	249,431
		4,828,375
Leisure Products - 0.3%
Brunswick Corp.	1,995	130,573
Mattel, Inc. (a)	26,324	498,577
Polaris, Inc.	6,499	621,629
YETI Holdings, Inc. (a)	13,348	380,685
		1,631,464
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	10,224	1,391,486
Nordstrom, Inc. (b)	14,804	247,671
Ollie's Bargain Outlet Holdings, Inc. (a)	492	25,387
		1,664,544
Specialty Retail - 4.8%
Advance Auto Parts, Inc.	746	116,630
AutoZone, Inc. (a)	2,743	5,875,314
Best Buy Co., Inc.	9,770	618,832
Burlington Stores, Inc. (a)	9,574	1,071,235
CarMax, Inc. (a)(b)	2,880	190,138
Carvana Co. Class A (a)(b)	16,225	329,368
Five Below, Inc. (a)	8,470	1,166,065
Floor & Decor Holdings, Inc. Class A (a)	16,017	1,125,354
Leslie's, Inc. (a)(b)	21,818	320,943
O'Reilly Automotive, Inc. (a)	3,973	2,794,410
RH (a)	1,144	281,504
Ross Stores, Inc.	22,720	1,914,614
Tractor Supply Co.	17,358	3,226,505
Ulta Beauty, Inc. (a)	7,975	3,199,490
Victoria's Secret & Co. (a)	9,151	266,477
Williams-Sonoma, Inc. (b)	8,383	987,937
		23,484,816
Textiles, Apparel & Luxury Goods - 1.3%
Deckers Outdoor Corp. (a)	3,608	1,127,897
lululemon athletica, Inc. (a)	17,335	4,846,173
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,126	99,157
Tapestry, Inc.	5,263	149,627
		6,222,854
TOTAL CONSUMER DISCRETIONARY		70,871,862
CONSUMER STAPLES - 3.0%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)(b)	1,393	450,844
Brown-Forman Corp.:
Class A	4,141	279,766
Class B (non-vtg.)	16,753	1,115,247
		1,845,857
Food & Staples Retailing - 0.3%
BJ's Wholesale Club Holdings, Inc. (a)	13,119	955,194
Grocery Outlet Holding Corp. (a)	1,010	33,623
Performance Food Group Co. (a)	7,272	312,332
		1,301,149
Food Products - 1.6%
Darling Ingredients, Inc. (a)	1,709	113,050
Freshpet, Inc. (a)(b)	3,932	196,954
Kellogg Co.	21,468	1,495,461
Lamb Weston Holdings, Inc.	22,364	1,730,526
Pilgrim's Pride Corp. (a)	3,814	87,798
The Hershey Co.	19,641	4,330,251
		7,954,040
Household Products - 0.7%
Church & Dwight Co., Inc.	17,074	1,219,767
The Clorox Co.	15,855	2,035,623
		3,255,390
Personal Products - 0.0%
Olaplex Holdings, Inc. (b)	19,235	183,694
TOTAL CONSUMER STAPLES		14,540,130
ENERGY - 4.6%
Energy Equipment & Services - 0.3%
Halliburton Co.	63,167	1,555,172
Oil, Gas & Consumable Fuels - 4.3%
Antero Resources Corp. (a)	29,212	891,842
Cheniere Energy, Inc.	22,211	3,685,027
Continental Resources, Inc.	4,201	280,669
Coterra Energy, Inc.	19,881	519,292
Devon Energy Corp.	49,927	3,002,111
Diamondback Energy, Inc.	15,333	1,847,013
Enviva, Inc. (b)	4,737	284,504
Hess Corp.	34,217	3,729,311
New Fortress Energy, Inc.	7,457	325,945
ONEOK, Inc.	7,816	400,492
Ovintiv, Inc.	28,231	1,298,626
PDC Energy, Inc.	7,887	455,790
Range Resources Corp. (a)	26,254	663,176
Southwestern Energy Co. (a)	12,229	74,841
Targa Resources Corp.	35,057	2,115,339
Texas Pacific Land Corp. (b)	888	1,578,180
		21,152,158
TOTAL ENERGY		22,707,330
FINANCIALS - 5.5%
Banks - 0.6%
First Citizens Bancshares, Inc.	466	371,602
Signature Bank	489	73,839
SVB Financial Group (a)	5,811	1,951,218
Western Alliance Bancorp.	10,044	660,293
		3,056,952
Capital Markets - 3.4%
Ameriprise Financial, Inc.	10,698	2,695,361
Ares Management Corp.	23,534	1,457,931
Blue Owl Capital, Inc. Class A (b)	64,551	595,806
FactSet Research Systems, Inc.	5,888	2,355,848
LPL Financial	12,352	2,698,665
MarketAxess Holdings, Inc.	5,763	1,282,210
Morningstar, Inc.	3,496	742,271
MSCI, Inc.	9,212	3,885,529
Raymond James Financial, Inc.	2,417	238,848
Tradeweb Markets, Inc. Class A	10,567	596,190
		16,548,659
Consumer Finance - 0.0%
Credit Acceptance Corp. (a)(b)	103	45,114
Upstart Holdings, Inc. (a)(b)	2,084	43,326
		88,440
Diversified Financial Services - 0.5%
Apollo Global Management, Inc.	54,304	2,525,136
Insurance - 1.0%
Alleghany Corp. (a)	302	253,490
Arch Capital Group Ltd. (a)	17,866	813,618
Arthur J. Gallagher & Co.	3,684	630,774
Assurant, Inc.	502	72,926
Brown & Brown, Inc.	2,781	168,195
Erie Indemnity Co. Class A	2,880	640,253
Everest Re Group Ltd.	1,869	490,500
Lincoln National Corp.	5,436	238,695
Markel Corp. (a)	475	515,005
RenaissanceRe Holdings Ltd.	3,660	513,827
Ryan Specialty Group Holdings, Inc. (a)(b)	12,780	519,124
		4,856,407
Thrifts & Mortgage Finance - 0.0%
Rocket Companies, Inc. (b)	9,814	62,024
UWM Holdings Corp. Class A (b)	13,028	38,172
		100,196
TOTAL FINANCIALS		27,175,790
HEALTH CARE - 16.3%
Biotechnology - 3.5%
Alnylam Pharmaceuticals, Inc. (a)	18,731	3,749,197
Exact Sciences Corp. (a)(b)	4,897	159,104
Exelixis, Inc. (a)	42,476	666,024
Horizon Therapeutics PLC (a)	32,409	2,005,793
Incyte Corp. (a)	24,496	1,632,413
Ionis Pharmaceuticals, Inc. (a)(b)	20,139	890,748
Natera, Inc. (a)	12,452	545,647
Neurocrine Biosciences, Inc. (a)	14,705	1,561,818
Novavax, Inc. (a)(b)	12,078	219,820
Repligen Corp. (a)(b)	6,109	1,143,055
Sarepta Therapeutics, Inc. (a)	13,056	1,443,210
Seagen, Inc. (a)	21,097	2,886,703
Ultragenyx Pharmaceutical, Inc. (a)	8,051	333,392
		17,236,924
Health Care Equipment & Supplies - 4.8%
Abiomed, Inc. (a)	6,933	1,703,161
Align Technology, Inc. (a)	9,132	1,891,329
DexCom, Inc. (a)	60,786	4,895,704
Globus Medical, Inc. (a)	792	47,179
ICU Medical, Inc. (a)	580	87,348
IDEXX Laboratories, Inc. (a)	12,940	4,215,852
Insulet Corp. (a)(b)	10,682	2,450,451
Masimo Corp. (a)	5,631	794,872
Novocure Ltd. (a)(b)	16,030	1,217,959
Penumbra, Inc. (a)(b)	5,533	1,049,057
ResMed, Inc.	22,423	4,894,941
Tandem Diabetes Care, Inc. (a)	9,277	443,904
		23,691,757
Health Care Providers & Services - 1.6%
agilon health, Inc. (a)(b)	27,418	642,130
AmerisourceBergen Corp.	22,910	3,100,410
Chemed Corp.	805	351,431
DaVita HealthCare Partners, Inc. (a)	8,747	723,989
Guardant Health, Inc. (a)	15,124	814,125
Molina Healthcare, Inc. (a)	6,897	2,274,906
Signify Health, Inc. (a)	604	17,607
		7,924,598
Health Care Technology - 0.9%
Certara, Inc. (a)	11,620	154,314
Change Healthcare, Inc. (a)	3,234	88,903
Definitive Healthcare Corp. (b)	2,584	40,155
Doximity, Inc. (a)(b)	7,844	237,046
Teladoc Health, Inc. (a)(b)	2,386	60,485
Veeva Systems, Inc. Class A (a)	21,627	3,565,860
		4,146,763
Life Sciences Tools & Services - 5.4%
10X Genomics, Inc. (a)	12,761	363,433
Agilent Technologies, Inc.	41,795	5,080,182
Avantor, Inc. (a)	87,912	1,723,075
Bio-Techne Corp.	6,035	1,713,940
Bruker Corp.	16,881	895,706
Charles River Laboratories International, Inc. (a)	7,300	1,436,640
IQVIA Holdings, Inc. (a)	28,793	5,215,564
Maravai LifeSciences Holdings, Inc. (a)	17,075	435,925
Mettler-Toledo International, Inc. (a)	3,472	3,764,065
Sotera Health Co. (a)	15,295	104,312
Syneos Health, Inc. (a)	2,775	130,841
Waters Corp. (a)	9,294	2,505,012
West Pharmaceutical Services, Inc.	11,491	2,827,705
		26,196,400
Pharmaceuticals - 0.1%
Catalent, Inc. (a)	8,455	611,804
TOTAL HEALTH CARE		79,808,246
INDUSTRIALS - 15.1%
Aerospace & Defense - 1.2%
Axon Enterprise, Inc. (a)	8,113	939,080
BWX Technologies, Inc.	5,511	277,589
HEICO Corp.	6,520	938,750
HEICO Corp. Class A	11,502	1,318,359
Howmet Aerospace, Inc.	5,686	175,868
Huntington Ingalls Industries, Inc.	1,340	296,810
Spirit AeroSystems Holdings, Inc. Class A	15,326	335,946
TransDigm Group, Inc.	3,085	1,619,070
		5,901,472
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	5,106	491,759
Expeditors International of Washington, Inc.	7,823	690,849
GXO Logistics, Inc. (a)	1,782	62,477
		1,245,085
Airlines - 0.6%
Delta Air Lines, Inc. (a)	99,344	2,787,593
Building Products - 1.8%
A.O. Smith Corp.	4,725	229,541
Advanced Drain Systems, Inc.	9,940	1,236,238
Allegion PLC	10,772	966,033
Armstrong World Industries, Inc.	4,117	326,190
Carlisle Companies, Inc.	6,726	1,886,038
Fortune Brands Home & Security, Inc.	6,893	370,085
Masco Corp.	1,813	84,649
Trane Technologies PLC	21,042	3,047,092
Trex Co., Inc. (a)	17,096	751,198
		8,897,064
Commercial Services & Supplies - 2.3%
Cintas Corp.	12,535	4,865,962
Copart, Inc. (a)	33,075	3,519,180
Driven Brands Holdings, Inc. (a)(b)	495	13,850
IAA, Inc. (a)	17,235	548,935
MSA Safety, Inc.	2,205	240,962
Republic Services, Inc.	2,043	277,930
Rollins, Inc.	33,288	1,154,428
Tetra Tech, Inc.	3,405	437,645
		11,058,892
Construction & Engineering - 0.5%
AECOM	1,243	84,984
Quanta Services, Inc.	12,055	1,535,686
Valmont Industries, Inc.	452	121,416
Willscot Mobile Mini Holdings (a)	17,183	692,990
		2,435,076
Electrical Equipment - 1.2%
ChargePoint Holdings, Inc. Class A (a)(b)	38,856	573,515
Generac Holdings, Inc. (a)	9,666	1,721,901
Plug Power, Inc. (a)(b)	40,049	841,429
Rockwell Automation, Inc.	12,180	2,620,040
Vertiv Holdings Co.	7,423	72,152
		5,829,037
Machinery - 1.4%
AGCO Corp.	1,268	121,944
Allison Transmission Holdings, Inc.	11,895	401,575
Donaldson Co., Inc.	3,207	157,175
Graco, Inc.	17,864	1,070,947
IDEX Corp.	2,103	420,285
Lincoln Electric Holdings, Inc.	8,692	1,092,758
Middleby Corp. (a)	571	73,185
Nordson Corp.	2,107	447,253
Otis Worldwide Corp.	8,023	511,867
Parker Hannifin Corp.	4,509	1,092,576
Toro Co.	16,191	1,400,198
Xylem, Inc.	3,882	339,132
		7,128,895
Professional Services - 2.4%
Booz Allen Hamilton Holding Corp. Class A	20,367	1,880,892
CoStar Group, Inc. (a)	8,728	607,905
Equifax, Inc.	9,431	1,616,756
FTI Consulting, Inc. (a)	2,190	362,905
KBR, Inc.	13,947	602,789
Robert Half International, Inc.	14,733	1,127,075
TransUnion Holding Co., Inc.	21,889	1,302,177
Verisk Analytics, Inc.	24,106	4,110,796
		11,611,295
Road & Rail - 1.3%
J.B. Hunt Transport Services, Inc.	11,531	1,803,679
Landstar System, Inc.	5,001	721,994
Old Dominion Freight Lines, Inc.	15,594	3,879,319
XPO Logistics, Inc. (a)	1,204	53,602
		6,458,594
Trading Companies & Distributors - 2.2%
Core & Main, Inc. (a)(b)	3,772	85,775
Fastenal Co.	89,333	4,112,891
SiteOne Landscape Supply, Inc. (a)(b)	4,205	437,909
United Rentals, Inc. (a)	4,974	1,343,577
W.W. Grainger, Inc.	7,071	3,459,062
Watsco, Inc. (b)	2,705	696,429
WESCO International, Inc. (a)	3,665	437,528
		10,573,171
TOTAL INDUSTRIALS		73,926,174
INFORMATION TECHNOLOGY - 30.1%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	38,189	4,311,156
Ubiquiti, Inc. (b)	267	78,381
		4,389,537
Electronic Equipment & Components - 3.2%
Amphenol Corp. Class A	68,539	4,589,371
Arrow Electronics, Inc. (a)	494	45,542
CDW Corp.	20,984	3,275,183
Cognex Corp.	25,103	1,040,519
Coherent Corp. (a)	3,119	108,697
Corning, Inc.	6,896	200,122
Jabil, Inc.	17,004	981,301
Keysight Technologies, Inc. (a)	25,758	4,053,279
National Instruments Corp.	2,631	99,294
Vontier Corp.	15,221	254,343
Zebra Technologies Corp. Class A (a)	3,283	860,179
		15,507,830
IT Services - 6.0%
Broadridge Financial Solutions, Inc.	16,440	2,372,621
Cloudflare, Inc. (a)	43,360	2,398,242
EPAM Systems, Inc. (a)	8,517	3,084,772
Euronet Worldwide, Inc. (a)	5,522	418,347
FleetCor Technologies, Inc. (a)	11,332	1,996,358
Gartner, Inc. (a)	11,911	3,295,655
Genpact Ltd.	14,798	647,708
Globant SA (a)	6,316	1,181,597
GoDaddy, Inc. (a)	3,342	236,881
Jack Henry & Associates, Inc.	11,260	2,052,360
MongoDB, Inc. Class A (a)	10,119	2,009,229
Okta, Inc. (a)	3,139	178,515
Paychex, Inc.	50,063	5,617,569
Shift4 Payments, Inc. (a)(b)	7,811	348,449
Switch, Inc. Class A	13,472	453,872
The Western Union Co.	20,009	270,122
Thoughtworks Holding, Inc.	13,176	138,216
Toast, Inc. (b)	38,549	644,539
Twilio, Inc. Class A (a)	10,065	695,894
VeriSign, Inc. (a)	1,555	270,104
WEX, Inc. (a)	4,957	629,242
Wix.com Ltd. (a)	6,493	507,947
		29,448,239
Semiconductors & Semiconductor Equipment - 4.2%
Allegro MicroSystems LLC (a)(b)	10,258	224,137
Enphase Energy, Inc. (a)	20,312	5,635,971
Entegris, Inc.	23,029	1,911,868
GlobalFoundries, Inc. (b)	2,375	114,831
Lattice Semiconductor Corp. (a)	21,058	1,036,264
Microchip Technology, Inc.	71,322	4,352,782
Monolithic Power Systems, Inc.	7,042	2,559,063
onsemi (a)	42,015	2,618,795
Teradyne, Inc.	22,044	1,656,607
Universal Display Corp.	6,744	636,296
		20,746,614
Software - 14.7%
Alteryx, Inc. Class A (a)	9,212	514,398
ANSYS, Inc. (a)	7,114	1,577,174
AppLovin Corp. (a)(b)	33,967	662,017
Aspen Technology, Inc. (a)	4,182	996,152
Avalara, Inc. (a)	13,447	1,234,435
Bentley Systems, Inc. Class B (b)	26,161	800,265
Black Knight, Inc. (a)	2,224	143,960
Cadence Design Systems, Inc. (a)	42,342	6,919,953
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	10,154	92,401
Ceridian HCM Holding, Inc. (a)	4,024	224,861
Citrix Systems, Inc.	9,188	955,552
Confluent, Inc. (a)(b)	19,313	459,070
Coupa Software, Inc. (a)	6,474	380,671
Crowdstrike Holdings, Inc. (a)	32,630	5,377,750
Datadog, Inc. Class A (a)	41,201	3,657,825
DocuSign, Inc. (a)	30,656	1,639,176
DoubleVerify Holdings, Inc. (a)	8,523	233,104
Dropbox, Inc. Class A (a)	39,598	820,471
Dynatrace, Inc. (a)	30,861	1,074,271
Elastic NV (a)	12,006	861,310
Fair Isaac Corp. (a)	3,809	1,569,346
Five9, Inc. (a)	10,717	803,561
Fortinet, Inc. (a)	100,151	4,920,419
HubSpot, Inc. (a)	7,066	1,908,668
Informatica, Inc. (b)	967	19,408
Jamf Holding Corp. (a)(b)	8,660	191,906
Manhattan Associates, Inc. (a)	6,009	799,377
nCino, Inc. (a)(b)	2,134	72,791
NCR Corp. (a)	1,023	19,447
New Relic, Inc. (a)	8,159	468,163
NortonLifeLock, Inc.	31,752	639,485
Nutanix, Inc. Class A (a)	17,265	359,630
Palantir Technologies, Inc. (a)(b)	280,700	2,282,091
Paycom Software, Inc. (a)	7,944	2,621,441
Paylocity Holding Corp. (a)	6,160	1,488,133
Pegasystems, Inc.	6,397	205,600
Procore Technologies, Inc. (a)(b)	7,783	385,103
PTC, Inc. (a)	16,343	1,709,478
RingCentral, Inc. (a)	13,236	528,911
SentinelOne, Inc. (a)(b)	20,195	516,184
Smartsheet, Inc. (a)	19,476	669,195
Splunk, Inc. (a)	24,976	1,878,195
Synopsys, Inc. (a)	23,664	7,229,582
Teradata Corp. (a)	8,584	266,619
The Trade Desk, Inc. (a)	68,102	4,069,095
Tyler Technologies, Inc. (a)	5,574	1,936,965
UiPath, Inc. Class A (a)(b)	5,313	66,997
Unity Software, Inc. (a)(b)	21,758	693,210
Zendesk, Inc. (a)	18,860	1,435,246
Zoom Video Communications, Inc. Class A (a)	19,753	1,453,623
Zscaler, Inc. (a)	12,916	2,123,003
		71,955,688
Technology Hardware, Storage & Peripherals - 1.1%
Dell Technologies, Inc.	6,134	209,599
HP, Inc.	73,715	1,836,978
NetApp, Inc.	34,093	2,108,652
Pure Storage, Inc. Class A (a)	43,652	1,194,755
		5,349,984
TOTAL INFORMATION TECHNOLOGY		147,397,892
MATERIALS - 3.8%
Chemicals - 2.1%
Albemarle Corp.	9,354	2,473,572
Axalta Coating Systems Ltd. (a)	8,303	174,861
CF Industries Holdings, Inc.	30,857	2,969,986
FMC Corp.	6,687	706,816
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	25,655	80,044
PPG Industries, Inc.	19,421	2,149,710
RPM International, Inc.	1,007	83,893
The Chemours Co. LLC	14,405	355,083
The Mosaic Co.	6,566	317,335
The Scotts Miracle-Gro Co. Class A (b)	2,136	91,314
Valvoline, Inc.	27,442	695,380
		10,097,994
Construction Materials - 0.5%
Eagle Materials, Inc.	4,820	516,608
Martin Marietta Materials, Inc.	847	272,810
Vulcan Materials Co.	10,024	1,580,885
		2,370,303
Containers & Packaging - 1.1%
Ardagh Metal Packaging SA	7,547	36,527
Avery Dennison Corp.	7,769	1,264,016
Ball Corp.	19,047	920,351
Berry Global Group, Inc. (a)	9,403	437,522
Crown Holdings, Inc.	15,892	1,287,729
Graphic Packaging Holding Co.	36,595	722,385
Sealed Air Corp.	22,614	1,006,549
		5,675,079
Metals & Mining - 0.1%
MP Materials Corp. (a)(b)	14,113	385,285
Royal Gold, Inc.	659	61,827
		447,112
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	1,099	56,258
TOTAL MATERIALS		18,646,746
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Apartment Income (REIT) Corp.	1,930	74,537
Camden Property Trust (SBI)	1,348	161,019
Equity Lifestyle Properties, Inc.	16,888	1,061,242
Extra Space Storage, Inc.	2,453	423,658
Iron Mountain, Inc.	33,546	1,475,018
Lamar Advertising Co. Class A	11,806	973,877
SBA Communications Corp. Class A	3,773	1,073,984
Simon Property Group, Inc.	24,556	2,203,901
		7,447,236
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	24,268	1,638,333
Opendoor Technologies, Inc. (a)(b)	19,596	60,944
Zillow Group, Inc.:
Class A (a)	583	16,691
Class C (a)	1,468	41,999
		1,757,967
TOTAL REAL ESTATE		9,205,203
UTILITIES - 0.2%
Gas Utilities - 0.0%
National Fuel Gas Co.	1,099	67,643
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	18,676	422,078
Vistra Corp.	36,796	772,716
		1,194,794
TOTAL UTILITIES		1,262,437
TOTAL COMMON STOCKS (Cost $499,537,377)		488,407,270

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $99,605)	100,000	98,917

Money Market Funds - 5.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (e)	1,351,024	1,351,294
Fidelity Securities Lending Cash Central Fund 3.10% (e)(f)	24,652,210	24,654,675
TOTAL MONEY MARKET FUNDS (Cost $26,005,969)		26,005,969

TOTAL INVESTMENT IN SECURITIES - 105.0% (Cost $525,642,951)	514,512,156
NET OTHER ASSETS (LIABILITIES) - (5.0)% (g)	(24,676,031)
NET ASSETS - 100.0%	489,836,125

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	11	Dec 2022	2,429,020	(23,287)	(23,287)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $98,917.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $68,056 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	576,947	43,518,678	42,744,331	11,365	-	-	1,351,294	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	20,271,725	52,006,429	47,623,479	55,725	-	-	24,654,675	0.1%
Total	20,848,672	95,525,107	90,367,810	67,090	-	-	26,005,969

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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